UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.

================================================================================

                                 FMC SELECT FUND

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2006

ADVISED BY:

FIRST MANHATTAN CO.

================================================================================

MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholder:

The FMC Select Fund (the "Fund") had a total return of 7.69% for the six months ended April 30, 2006. The Fund's return was less than the 8.81% average total return of its peer group, the Lipper Flexible Fund Universe, and the 7.81% total return of its benchmark, which is an 80% weighting of the S&P 500 Index and a 20% weighting of the Merrill Lynch Corporate & Government Index of one to ten year maturities (the "Benchmark"). As of April 30, 2006, 83% of the Fund's assets were invested in equities, within the targeted equity allocation of 75-85%. The remaining assets were in medium term, fixed income instruments and cash equivalents.

For those  interested  in the longer term,  from  inception 11 years ago (May 8,
1995) through April 30, 2006, the Fund had a total return of 309.60% (13.70% annualized) vs. 182.76% (9.57% annualized) for our peer group, the Lipper Flexible Portfolio Funds Universe*, and 180.01% (9.83% annualized) for the Benchmark.

As value investors, we examine many measurements to determine the value of the businesses that we analyze and own. "Earnings yield," which measures how much net income a business generates relative to its price, is one of our preferred measurements. We find it useful to compare this measurement to both the earnings yield available on the S&P Industrials Index and the yield available from the 30-year US Treasury. As of April 30, 2006, the equity portion of the portfolio had an earnings yield of 6.3%, slightly higher than the 6.2% earnings yield of the S&P Industrials Index. The portfolio's earnings yield was also above the 5.2% yield available on the 30-year US Treasury. However, while the interest coupon paid on the 30-year US Treasury will not grow, and the S&P Industrials Index's earnings are estimated to grow 47% over the next five years, the portfolio's earnings are estimated to increase by 69% over the next five years, which would increase the earnings yield at that time to 10.6% based on current prices.

* The Lipper Flexible Portfolio Funds Universe provides performance information only from month end; in this instance, performance is reflected from April 30, 1995.

The table below compares a weighted average of key measures of the equity portion of the Fund with the S&P Industrials Index. It shows that the Fund is invested in profitable businesses with above-average fundamentals that are selling at attractive valuations compared to the S&P Industrials Index.

--------------------------------------------------------------------------------
                                     FMC SELECT FUND      S&P INDUSTRIALS INDEX
                                     ---------------      ---------------------
QUALITY
Return-on-Equity (ROE) [1]                 27%                     19%
Period Needed to Retire
  Debt from Free Cash Flow [2]           2 Years                 4 Years
Estimated Annual EPS Growth
  for 2006-2011                            11%                     8%

VALUATION
2006 Estimated Price/Earnings             15.9X                   16.2X
--------------------------------------------------------------------------------

[1] ROE is based on net income for the trailing four quarters ended 3/31/06 and the average shareholders' equity over that period. ROE provides insight into both the quality of the business and the quality of management in its use of the shareholders' resources. Given the portfolio's emphasis on businesses with franchises we believe are significantly less dependent on the business cycle than those in the S&P, it is anticipated that the portfolio's "ROE advantage" relative to the S&P would expand in a recession.

[2] Free cash flow is defined for this purpose as net income plus depreciation and amortization minus capital expenditures. We have intentionally omitted dividends from this calculation to separate dividend policy, a financial decision, from the enterprises' underlying economics, i.e., the cash generated from operations. We believe that careful analysis of both working capital and free cash flow is often more valuable than reported net income in evaluating the fundamentals of a business.

We continue to work hard analyzing the Fund's existing and prospective investments. Thank you for your continued confidence.

Sincerely yours,


/s/ Bernard Groveman                 /s/ William McElroy

Bernard Groveman                     William McElroy
Equity Manager                       Fixed Income Manager

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGERS AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
         FMC SELECT FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE MERRILL
          LYNCH 1-10 YEAR CORPORATE/GOVERNMENT BOND INDEX, AND AN 80/20
          BLEND OF THE REFERENCED S&P AND MERRILL INDICES.

         ---------------------------------------------------------------
                                    TOTAL RETURN(1)
         ---------------------------------------------------------------
                                   Annualized   Annualized   Annualized
         Six-Month    One Year       3 Year       5 Year       10 Year
          Return       Return        Return       Return       Return
         ---------------------------------------------------------------
           7.69%        7.26%        12.12%        6.98%       12.13%
         ---------------------------------------------------------------

[LINE GRAPH OMITTED]
Plot Points are as follows:

              FMC                80/20
           Select Fund          Hybrid
10/31/95     $10,000           $10,000
10/31/96      12,399            12,026
10/31/97      16,182            15,278
10/30/98      17,769            18,301
10/31/99      21,000            22,044
10/31/00      23,497            23,446
10/31/01      25,219            19,226
10/31/02      25,524            17,142
10/31/03      29,810            20,183
10/31/04      32,355            21,878
10/31/05      34,394            23,425
04/30/06      37,039            25,254


                     FMC             S&P 500           Merrill 1-10 Year
                    Select          Composite         Corporate/Government
                     Fund             Index              Bond Index
10/31/95           $10,000           $10,000               $10,000
10/31/96            12,399            12,410                10,575
10/31/97            16,182            16,395                11,380
10/30/98            17,769            20,000                12,426
10/31/99            21,000            25,134                12,539
10/31/00            23,497            26,665                13,356
10/31/01            25,219            20,025                15,258
10/31/02            25,524            16,999                16,164
10/31/03            29,810            20,535                17,002
10/31/04            32,355            22,470                17,719
10/30/05            34,394            24,429                17,783
04/30/06            37,039            26,784                17,911

(1) The data quoted herein represents past performance, past performance does not guarantee future results. The return and value of an investment in the Fund will fluctuate so that, when redeemed, Fund shares may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not include any fees or expenses. If such fees and expenses were included in the index returns, the performance of the index would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. For performance data current to the most recent month end, please call 1-877-FMC-4099 (1-877-362-4099).
(2) The S&P 500 Composite Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(3) The Merrill Lynch 1-10 Year Corporate/Government Bond Index is an index that tracks the performance of U.S. dollar-denominated investment grade Government and Corporate public debt issued in the U.S. domestic bond market which have greater than 1 year and less than 10 years to maturity, excluding collateralized products such as Mortgage Pass-Through and Asset-Backed securities.

                            PORTFOLIO COMPOSITION(4)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Mortgage Obligations                         0.8%
Equipment Trust Obligations                             1.1%
Residential Mortgage Obligations                        1.2%
U.S. Government Agency Mortgage Backed Obligations      1.5%
Food, Beverage & Tobacco                                1.5%
Health Care Services                                    2.4%
Miscellaneous                                           2.8%
U.S. Treasury Obligations                               4.0%
Services                                                4.9%
Energy                                                  5.5%
Publishing                                              5.9%
Technology                                              5.9%
Financial Services                                      6.7%
U.S. Government Agency Obligations                      0.6%
Utilities                                               0.3%
Other Asset-Backed Obligations                          0.2%
Convertible Bonds                                       0.1%
Warrants                                                0.0%
Miscellaneous Consumer                                 10.9%
Media                                                  10.5%
Retail                                                  9.7%
Health Care                                             9.2%
Corporate Bonds                                         7.4%
Banks                                                   6.9%

(4) Portfolio composition percentages are based upon the total investments of the Fund.

STATEMENT OF NET ASSETS                                          FMC SELECT FUND

April 30, 2006                                                       (Unaudited)

                                                                          Value
                                                               Shares     (000)
--------------------------------------------------------------------------------
COMMON STOCK (83.0%)
BANKS (6.9%)
  First Horizon National ...............................      156,400    $ 6,634
  North Fork Bancorporation ............................      212,550      6,404
  TF Financial .........................................       32,000        946
  US Bancorp ...........................................       65,000      2,044
  Washington Mutual ....................................      110,396      4,974
                                                                         -------
                                                                          21,002
                                                                         -------
ENERGY (5.5%)
  Mariner Energy* ......................................      247,200      4,808
  Nabors Industries Ltd.* ..............................      243,600      9,094
  PetroChina* ..........................................    2,522,000      2,781
                                                                         -------
                                                                          16,683
                                                                         -------
FINANCIAL SERVICES (6.7%)
  Great Lakes Bancorp* .................................       94,900      1,898
  Leucadia National ....................................      131,205      7,971
  Marsh & McLennan .....................................      125,100      3,837
  Phoenix ..............................................      260,000      3,949
  UnumProvident ........................................      138,700      2,817
                                                                         -------
                                                                          20,472
                                                                         -------
FOOD (1.5%)
  Nestle ADR ...........................................       60,000      4,562
                                                                         -------
HEALTH CARE (9.2%)
  Abbott Laboratories ..................................      104,100      4,449
  Baxter International .................................      180,400      6,801
  Boston Scientific* ...................................      237,400      5,517
  Community Health Systems* ............................       85,000      3,081
  Pfizer ...............................................      314,740      7,972
                                                                         -------
                                                                          27,820
                                                                         -------
HEALTH CARE SERVICES (2.4%)
  IMS Health ...........................................       39,426      1,072
  UnitedHealth Group ...................................      126,004      6,267
                                                                         -------
                                                                           7,339
                                                                         -------
MEDIA (10.5%)
  Discovery Holding, Cl A* .............................      582,367      8,677
  Gannett ..............................................       90,500      4,978
  Harte-Hanks ..........................................      286,450      7,820
  Liberty Global, Ser A* ...............................      188,731      3,909
  Liberty Global, Ser C* ...............................      200,939      4,013
  Liberty Media, Cl A* .................................      291,672      2,435
                                                                         -------
                                                                          31,832
                                                                         -------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                          FMC SELECT FUND

April 30, 2006                                                       (Unaudited)

                                                                          Value
                                                              Shares      (000)
--------------------------------------------------------------------------------
MISCELLANEOUS (2.8%)
  Omnicom Group .........................................     93,420    $  8,409
                                                                        --------
MISCELLANEOUS CONSUMER (11.0%)
  Dorel Industries, Cl B* ...............................    199,800       5,652
  Kimberly-Clark ........................................     93,600       5,478
  Mattel ................................................    362,400       5,864
  Reckitt Benckiser .....................................    310,800      11,293
  Unilever ADR ..........................................    122,300       5,226
                                                                        --------
                                                                          33,513
                                                                        --------
PUBLISHING (5.8%)
  3M ....................................................    108,800       9,295
  Berkshire Hathaway, Cl A* .............................         41       3,649
  Berkshire Hathaway, Cl B* .............................      1,631       4,814
                                                                        --------
                                                                          17,758
                                                                        --------
RETAIL (9.6%)
  Autozone* .............................................     65,300       6,113
  CVS ...................................................    325,900       9,686
  Dollar General ........................................    292,693       5,110
  Lowe's ................................................    133,600       8,423
                                                                        --------
                                                                          29,332
                                                                        --------
SERVICES (4.9%)
  Ryder System ..........................................    219,700      11,457
  US Cellular* ..........................................     53,900       3,364
                                                                        --------
                                                                          14,821
                                                                        --------
TECHNOLOGY (5.9%)
  Amdocs* ...............................................    237,500       8,835
  First Data ............................................    189,850       9,054
                                                                        --------
                                                                          17,889
                                                                        --------
UTILITIES (0.3%)
  Florida Public Utilities ..............................     60,499         832
                                                                        --------
TOTAL COMMON STOCK
  (Cost $182,353) .......................................                252,264
                                                                        --------
WARRANTS (0.0%)
  Washington Mutual*(A) .................................     70,900          12
                                                                        --------

TOTAL WARRANTS
  (Cost $0) .............................................                     12
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                          FMC SELECT FUND

April 30, 2006                                                       (Unaudited)

                                                                   Face
                                                                  Amount   Value
                                                                  (000)    (000)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS (0.1%)
   Thermo Electron, CV to 23.9006 Shares per 1,000
     3.250%, 11/01/07 .......................................   $  314   $   315
                                                                         -------
TOTAL CONVERTIBLE BONDS
   (Cost $314) ..............................................                315
                                                                         -------
CORPORATE OBLIGATIONS (7.3%)
   Ameritech Capital Funding
     9.100%, 06/01/16 .......................................      700       801
   Aramark Services
     7.000%, 07/15/06 .......................................      160       160
     7.000%, 05/01/07 .......................................       10        10
     6.375%, 02/15/08 .......................................      190       192
   Archstone-Smith Trust
     7.250%, 08/15/09 .......................................      254       261
     6.875%, 02/15/08 .......................................      204       205
   Avon Products
     4.200%, 07/15/18 .......................................    1,000       840
   Barclays Bank MTN
     5.000%, 12/18/15 .......................................      500       485
   Bemis
     4.875%, 04/01/12 .......................................    1,000       954
   Blyth
     7.900%, 10/01/09 .......................................      100       100
     5.500%, 11/01/13 .......................................      950       803
   Colgate-Palmolive MTN, Ser D
     7.840%, 05/15/07 .......................................      235       241
   E.W. Scripps
     6.625%, 10/15/07 .......................................      560       566
   First Data
     4.950%, 06/15/15 .......................................    1,000       938
   General Electric Capital MTN
     5.000%, 12/15/12 .......................................      450       423
   General Motors, Ser 91-A2
     8.950%, 07/02/09 .......................................      140       126
   GTE, MBIA Insured
     6.460%, 04/15/08 .......................................      600       611
   HRPT Properties Trust
     6.500%, 01/15/13 .......................................      500       509
   Hudson United Bank
     3.500%, 05/13/08 .......................................      270       260
   IDEX
     6.875%, 02/15/08 .......................................    1,185     1,200
   Ingersoll-Rand Ltd.
     6.391%, 11/15/27 .......................................      595       642
   Lubrizol
     5.875%, 12/01/08 .......................................      245       246

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                          FMC SELECT FUND

April 30, 2006                                                       (Unaudited)

                                                                Face
                                                               Amount     Value
                                                               (000)      (000)
--------------------------------------------------------------------------------
   May Department Stores
     9.750%, 02/15/21 ....................................    $   311    $   364
   Midamerican Energy MTN
     6.375%, 06/15/06 ....................................        100        100
   Mohawk Industries, Ser D
     7.200%, 04/15/12 ....................................      1,400      1,455
   Procter & Gamble - ESOP, Ser A
     9.360%, 01/01/21 ....................................      1,300      1,614
   Ryder System
     4.625%, 04/01/10 ....................................      1,000        952
   Simon Property Group LP
     6.875%, 11/15/06 ....................................        400        403
   Southwestern Bell Telephone MTN, Ser C
     6.970%, 08/07/06 ....................................        500        502
   Thermo Electron
     7.625%, 10/30/08 ....................................        500        522
   UST
     7.250%, 06/01/09 ....................................        500        521
     6.625%, 07/15/12 ....................................      1,000      1,031
   Wal-Mart Stores, Ser 94-B3
     8.800%, 12/30/14 ....................................        500        602
   Wal-Mart Stores, Ser A-2
     8.850%, 01/02/15 ....................................      1,000      1,180
   Weingarten Realty Investors MTN, Ser A
     6.107%, 07/15/13 ....................................        700        709
   Whirlpool
     7.750%, 07/15/16 ....................................      1,000      1,110
   Wilmington Trust
     6.625%, 05/01/08 ....................................        755        775
                                                                         -------
TOTAL CORPORATE OBLIGATIONS
   (Cost $23,266) ........................................                22,413
                                                                         -------
U.S. GOVERNMENT AGENCY OBLIGATIONS (0.6%)
   Federal Farm Credit Bank
     4.850%, 08/23/12 ....................................        500        483
   Government Trust Certificate, Ser 95-A
     8.010%, 03/01/07 ....................................         36         36
   Housing and Urban Development, Ser 99-A
     5.750%, 08/01/06 ....................................        265        265
   NIH Neuroscience Center, Ser B
     6.680%, 02/15/09 ....................................        374        380
   Private Export Funding, Ser G
     6.670%, 09/15/09 ....................................        225        236
   Small Business Administration, Ser 96-F
     6.500%, 11/01/06 ....................................         12         12
   Small Business Administration, Ser 97-L
     6.550%, 12/01/17 ....................................        173        177

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                          FMC SELECT FUND

April 30, 2006                                                       (Unaudited)

                                                                  Face
                                                                 Amount    Value
                                                                  (000)    (000)
--------------------------------------------------------------------------------

   Small Business Administration, Ser 98-D
     6.150%, 04/01/18 .......................................  $   150   $   153
                                                                         -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $1,743) ............................................              1,742
                                                                         -------
U.S. TREASURY OBLIGATIONS (4.0%)
   U.S. Treasury Bills (B)
     4.180%, 06/15/06 .......................................        4         4
     4.370%, 07/13/06 .......................................       86        85
     4.644%, 08/03/06 .......................................    4,036     3,987
     4.698%, 09/07/06 .......................................    3,160     3,107
     4.831%, 10/19/06 .......................................    5,080     4,968
                                                                         -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $12,151) ...........................................             12,151
                                                                         -------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (1.5%)
   Federal Home Loan Mortgage Corporation, Ser 2899, Cl HB
     4.000%, 12/15/19 .......................................    1,000       861
   Federal Home Loan Mortgage Corporation, Ser 3087, Cl VB
     5.500%, 08/15/18 .......................................      368       354
   Federal National Mortgage Association
     5.500%, 01/01/09 .......................................       35        35
     4.480%, 07/01/13 .......................................    1,202     1,152
   Federal National Mortgage Association, Ser 120, Cl JB
     4.000%, 03/25/19 .......................................      550       520
   Federal National Mortgage Association, Ser 14, Cl AT
     4.000%, 03/25/33 .......................................      111       105
   Federal National Mortgage Association, Ser 15, Cl CB
     5.000%, 03/25/18 .......................................      180       171
   Government National Mortgage Association, Ser 11, Cl QA
     3.600%, 01/20/29 .......................................       53        53
   Government National Mortgage Association, Ser 58, Cl VA
     5.500%, 10/16/13 .......................................      127       127
   Government National Mortgage Association, Ser 85, Cl TW
     5.500%, 07/20/20 .......................................      200       187
   Government National Mortgage Association, Ser 98, Cl TD
     4.500%, 04/20/30 .......................................    1,000       948
                                                                         -------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
   (Cost $4,739) ............................................              4,513
                                                                         -------
RESIDENTIAL MORTGAGE-BACKED OBLIGATIONS (1.2%)
   Chase Mortgage Finance Corporation, Ser 2005-S1, Cl 1A18
     5.500%, 05/25/35 .......................................    1,124     1,061
   Citicorp Mortgage Securities, Ser 3, Cl A12
     5.250%, 05/25/34 .......................................      806       753
   Countrywide Home Loans, Ser 32, Cl 2A2
     5.000%, 01/25/18 .......................................      322       314

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                                             FMC SELECT FUND

April 30, 2006                                                                          (Unaudited)

                                                                                  Face
                                                                                 Amount     Value
                                                                                  (000)     (000)
---------------------------------------------------------------------------------------------------
   Countrywide Home Loans, Ser J9, Cl 2A6
     5.500%, 01/25/35 .......................................................   $    467   $    436
   Credit Suisse First Boston Mortgage Securities Corporation, Ser CK1, Cl A3
     6.380%, 12/18/35 .......................................................        500        517
   GSR Mortgage Loan Trust, Ser 6F, Cl A1
     3.000%, 09/25/32 .......................................................         99         96
   Wells Fargo Mortgage Backed Securities Trust, Ser 8, Cl A9
     4.500%, 08/25/18 .......................................................        500        467
                                                                                           --------
TOTAL RESIDENTIAL MORTGAGE-BACKED OBLIGATIONS
   (Cost $3,861) ............................................................                 3,644
                                                                                           --------
COMMERCIAL MORTGAGE OBLIGATIONS (0.8%)
   Asset Securitization, Ser MD7, Cl A2 (C)
     7.560%, 01/13/30 .......................................................      1,000      1,015
   Bear Stearns Commercial Mortgage Securities, Ser Top 2, Cl A1
     6.080%, 02/15/35 .......................................................        193        195
   Credit Suisse First Boston Mortgage Securities Corporation, Ser 1, Cl 3A1
     5.250%, 02/25/35 .......................................................      1,000        997
   Morgan Stanley Dean Witter Capital, Ser Top 1, Cl A2
     6.320%, 02/15/33 .......................................................        221        222
                                                                                           --------
TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
   (Cost $2,506) ............................................................                 2,429
                                                                                           --------
EQUIPMENT TRUST OBLIGATIONS (1.1%)
   Burlington Northern and Santa Fe Railway, Ser 99-2
     7.570%, 01/02/21 .......................................................        555        611
   Continental Airlines, Ser 1, Cl G2
     6.563%, 02/15/12 .......................................................        900        924
   Continental Airlines, Ser 98-3
     6.320%, 11/01/08 .......................................................        100        100
   CSX Transportation, Ser 95-A
     7.730%, 03/15/09 .......................................................        500        529
   Union Pacific
     4.698%, 01/02/24 .......................................................        149        137
   Union Pacific Railroad, Ser 00-1
     8.000%, 01/10/21 .......................................................        953      1,073
                                                                                           --------
TOTAL EQUIPMENT TRUST OBLIGATIONS
   (Cost $3,483) ............................................................                 3,374
                                                                                           --------
OTHER ASSET-BACKED OBLIGATIONS (0.2%)
   Citibank Credit Card Master Trust I, Ser 2, Cl A
     6.050%, 01/15/10 .......................................................        480        488
                                                                                           --------
TOTAL OTHER ASSET-BACKED OBLIGATIONS
   (Cost $473) ..............................................................                   488
                                                                                           --------
TOTAL INVESTMENTS (99.8%)
   (Cost $234,889) ..........................................................               303,345
                                                                                           --------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                          FMC SELECT FUND

April 30, 2006                                                       (Unaudited)

                                                                           Value
                                                                           (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
  Investment Advisory Fees Payable ................................   $    (199)
  Administration Fees Payable .....................................         (29)
  Trustees' and Officers' Fees Payable ............................         (12)
  Other Assets and Liabilities, Net ...............................         840
                                                                      ---------
TOTAL OTHER ASSETS AND LIABILITIES ................................         600
                                                                      ---------
NET ASSETS -- 100.0% ..............................................   $ 303,945
                                                                      =========
NET ASSETS:
  Portfolio Shares (unlimited authorization -- no par value)
     based on 14,072,202 outstanding shares of beneficial interest    $ 233,841
  Undistributed net investment income .............................         240
  Accumulated net realized gain on investments ....................       1,408
  Net unrealized appreciation on investments ......................      68,456
                                                                      ---------
NET ASSETS ........................................................   $ 303,945
                                                                      =========
   Net Asset Value, Offering and Redemption Price Per Share .......   $   21.60
                                                                      =========

*     Non-income producing security.
(A) This warrant represents a potential distribution settlement in a legal claim and has no strike price or expiration date.
(B)   The rate reported is the effective yield at time of purchase.
(C) Variable Rate Security -- Rate shown is the rate in effect as of April 30, 2006.
ADR -- American Depositary Receipt
Cl -- Class
CV -- Convertible Security
ESOP -- Employee Stock Ownership Plan
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
Ser -- Series
Ltd. -- Limited
LP -- Limited Partnership



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                    FMC SELECT FUND

For the Six Month Period Ended April 30, 2006                        (Unaudited)

--------------------------------------------------------------------------------
Investment Income:
   Dividend Income (less foreign taxes withheld of $35) ............     $ 1,876
   Interest Income .................................................       1,344
--------------------------------------------------------------------------------
Total Investment Income ............................................       3,220
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ........................................       1,168
   Administration Fees .............................................         169
   Trustees' and Officers' Fees ....................................          12
   Transfer Agent Fees .............................................          36
   Professional Fees ...............................................          36
   Printing Fees ...................................................          15
   Registration and Filing Fees ....................................          14
   Custodian Fees ..................................................          11
   Other Fees ......................................................           9
--------------------------------------------------------------------------------
Total Expenses .....................................................       1,470
--------------------------------------------------------------------------------
   Net Investment Income ...........................................       1,750
--------------------------------------------------------------------------------
Net Realized Gain on Investments ...................................       1,422
Net Change in Unrealized Appreciation on Investments ...............      18,377
--------------------------------------------------------------------------------
     Net Realized and Unrealized Appreciation on Investments .......      19,799
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations ...............     $21,549
================================================================================



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                                                                     FMC SELECT FUND

For the Six Month Period Ended April 30, 2006 (Unaudited) and the Year Ended October 31, 2005

                                                                                       SIX MONTHS                YEAR
                                                                                  NOVEMBER 1, 2005 TO    NOVEMBER 1, 2004 TO
                                                                                     APRIL 30, 2006       OCTOBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income ....................................................          $   1,750              $   2,680
   Net Realized Gain on Investments .........................................              1,422                  8,580
   Net Change in Unrealized Appreciation on Investments .....................             18,377                  4,219
----------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations ...................             21,549                 15,479
----------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income ....................................................             (1,685)                (2,728)
   Net Realized Gain on Investments .........................................             (8,562)                (8,070)
----------------------------------------------------------------------------------------------------------------------------
     Total Dividends and Distributions ......................................            (10,247)               (10,798)
----------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued ...................................................................             31,758                 43,325
   In Lieu of Dividends and Distributions ...................................                251                    272
   Redeemed .................................................................            (19,145)               (17,699)
----------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Derived from Capital Share Transactions .....             12,864                 25,898
----------------------------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets ...........................................             24,166                 30,579
----------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ......................................................            279,779                249,200
----------------------------------------------------------------------------------------------------------------------------
   End of Period ............................................................          $ 303,945              $ 279,779
============================================================================================================================
Undistributed Net Investment Income .........................................          $     240              $     162
============================================================================================================================
Shares Issued and Redeemed:
   Issued ...................................................................              1,501                  2,045
   In Lieu of Dividends and Distributions ...................................                 12                     13
   Redeemed .................................................................               (904)                  (836)
----------------------------------------------------------------------------------------------------------------------------
     Net Increase in Shares Outstanding .....................................                609                  1,222
============================================================================================================================



    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                             FMC SELECT FUND

For a Share Outstanding Throughout Each Period.

For the Six Month Period Ended April 30, 2006 (Unaudited) and for the Years Ended October 31,


              NET
             ASSET                      REALIZED AND                     DIVIDENDS     DISTRIBUTIONS      TOTAL
            VALUE,           NET         UNREALIZED         TOTAL        FROM NET          FROM         DIVIDENDS
           BEGINNING     INVESTMENT        GAIN ON          FROM        INVESTMENT       REALIZED          AND
            OF YEAR        INCOME        SECURITIES      OPERATIONS       INCOME           GAINS      DISTRIBUTIONS
            -------        ------        ----------      ----------       ------           -----      -------------
2006(4)     $20.78        $ 0.13(3)       $ 1.44(3)        $ 1.57         $(0.12)         $(0.63)        $(0.75)
2005         20.36          0.21(3)         1.08(3)          1.29          (0.21)          (0.66)         (0.87)
2004         19.48          0.19            1.44             1.63          (0.19)          (0.56)         (0.75)
2003         17.17          0.23            2.58             2.81          (0.24)          (0.26)         (0.50)
2002         17.89          0.22            0.04(2)          0.26          (0.22)          (0.76)         (0.98)
2001         18.69          0.19            1.10             1.29          (0.18)          (1.91)         (2.09)

                                                                              RATIO           RATIO
                 NET                            NET                          OF NET       OF EXPENSES
                ASSET                         ASSETS,          RATIO       INVESTMENT     TO AVERAGE
               VALUE,                           END         OF EXPENSES      INCOME        NET ASSETS      PORTFOLIO
                 END          TOTAL          OF PERIOD      TO AVERAGE     TO AVERAGE      (EXCLUDING      TURNOVER
               OF YEAR      RETURN(1)          (000)        NET ASSETS     NET ASSETS       WAIVERS)         RATE
               -------      ---------          -----        ----------     ----------       --------         ----
2006(4)        $21.60          7.69%         $303,945          1.01%          1.20%          1.01%           7.73%
2005            20.78          6.30           279,779          1.02           0.97           1.02           18.43
2004            20.36          8.54           249,200          1.02           0.93           1.02           11.36
2003            19.48         16.79           209,069          1.03           1.33           1.03           19.95
2002            17.17          1.21           164,398          1.05           1.25           1.05           19.72
2001            17.89          7.33           134,948          1.05           1.08           1.05           12.68

(1) Total return is for the period indicated and has not been annualized. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
(2) The amount shown for a share outstanding throughout the year ended October 31, 2002 differs from the aggregate net losses on investments for the year because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
(3)   Per share calculations were performed using average shares for the period.
(4)   All ratios for the period have been annualized.



    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2006                                                       (Unaudited)


1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the FMC Select Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that materially affected the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2006                                                       (Unaudited)

      relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator and the Fund holds the relevant securities, then the Administrator will notify the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the scientific method which approximates the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

      EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are allocated pro rata to the Fund based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisers and service providers as required by the Securities and Exchange Commission ("SEC") regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund for an annual fee equal to the higher of $75,000 or 0.12% of the Fund's average daily net assets of the first $350 million, 0.10% of the Fund's average daily net assets of the next $150 million, 0.08% of the Fund's average daily net assets of the next $500 million, and 0.06% of the Fund's average daily net assets in excess of $1 billion. Prior to July 1, 2005, the Fund's annual fee was equal to the higher of $75,000 or 0.15% of the Fund's average net assets.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and First Manhattan Co. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.80% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.10% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2006                                                       (Unaudited)

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the six months ended April 30, 2006, were as follows (000):

Purchases
  U.S. Government .................................................    $   365
  Other ...........................................................     22,864
Sales and Maturities
  U.S. Government .................................................        171
  Other ...........................................................     21,328

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

Permanent book and tax differences relating to distributions received from REITs and GNMA paydowns resulted in a reclassification of $13,012 to undistributed net investment income and a reclassification of $(13,012) to accumulated net realized gain. These reclassifications had no impact on the net assets or net asset value of the Fund.

The tax character of dividends and distributions declared during the years ended October 31, 2005 and October 31, 2004 were as follows (000):

             ORDINARY          LONG-TERM
              INCOME          CAPITAL GAIN         TOTAL
              ------          ------------         -----
2005          $4,617             $6,181          $10,798
2004           2,718              5,513            8,231

As of October 31, 2005, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income .....................................      $   534
Undistributed Long-Term Capital Gains .............................        8,189
Unrealized Appreciation ...........................................       50,079
                                                                         -------
Total Distributable Earnings ......................................      $58,802
                                                                         =======

For Federal income tax purposes, the cost of securities owned at April 30, 2006, and the net realized gains or losses on securities sold for the year then ended were not different from the amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2006, were as follows
(000):

                                                                     NET
  FEDERAL             APPRECIATED            DEPRECIATED         UNREALIZED
 TAX COST              SECURITIES             SECURITIES        APPRECIATION
 --------              ----------             ----------        ------------
 $234,889                $75,876                $(7,420)          $68,456

8. OTHER:

At April 30, 2006, 97.80% of the total shares outstanding of the Fund was held in a single omnibus account on behalf of multiple shareholders. In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2006                                                       (Unaudited)


9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ending October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ending October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's former auditor, KPMG LLP. The dismissal of KPMG LLP, the Fund's former independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended October 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's report on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)                          FMC SELECT FUND



All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important that you understand how these costs affect your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                             BEGINNING       ENDING                    EXPENSES
                              ACCOUNT        ACCOUNT     ANNUALIZED      PAID
                               VALUE          VALUE        EXPENSE      DURING
                             11/01/05       04/30/06       RATIOS       PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN           $1,000.00     $1,076.90        1.01%        $5.18
HYPOTHETICAL 5% RETURN        1,000.00      1,019.80        1.01          5.04
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                      NOTES

================================================================================

                                 FMC SELECT FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q (Quarterly Schedule of Portfolio Holdings) are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-877-FMC-4099 (1-877-362-4099); information on voted
proxies   is  also   available   on  the   SEC's   website   on  Form   N-PX  at
http://www.sec.gov.

FMC-SA-002-0500

================================================================================

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              -------------------------------
                                              Michael Lawson
                                              Controller & CFO


Date:  June 21, 2006

* Print the name and title of each signing officer under his or her signature.